Property and equipment, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 USD ($)
Property and equipment, net
Gross	¥ 265,562	¥ 220,994
Less: accumulated depreciation and impairment	(93,756)	(73,582)
Net book value	171,806	147,412		$ 27,102
Depreciation
Depreciation	25,470	25,550	¥ 20,325
Building, property improvements and other property
Property and equipment, net
Gross	106,794	99,087
Computer equipment and software
Property and equipment, net
Gross	94,539	84,802
Construction in progress
Property and equipment, net
Gross	43,675	19,958
Furniture, office and transportation equipment and others
Property and equipment, net
Gross	¥ 20,554	¥ 17,147